Note 8 - Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Other Assets Disclosure [Text Block]
8.	Prepaid expenses and other assets

	As at December 31,
	2022	2021

Prepaid expenses	$61,324	$44,173
Advisor loans receivable	23,958	23,030
Investments in equity securities	9,486	11,862
Investments in debt securities	18,364	10,362
Deferred Purchase Price (notes 16 and 25)	92,278	238,836
Mortgage derivative asset (note 25)	40,879	10,813
Interest rate swap asset (note 25)	659	-
Other	687	771
Prepaid and other assets (Current Assets)	$247,635	$339,847

	As at December 31,
	2022	2021

Advisor loans receivable	$66,991	$47,980
Equity accounted investments (note 17)	28,175	22,490
Investments in equity securities	8,943	9,327
Investments in debt securities	15,449	10,343
Financing fees, net of accumulated amortization of $8,018 (December 31, 2021 - $6,363)	4,040	2,458
Interest rate swap asset (note 25)	6,940	-
Other	7,972	7,385
Other assets (Non-Current Assets)	$138,510	$99,983

Captive Insurance Investments

Investments in equity securities in the amount of $9,476 (2021 - $11,705) consist of investments recorded at fair value. (See note 25.) Investments in debt securities include held-to-maturity investments current $1,410 (2021 – $1,981) and non-current $15,449 (2021 - $10,343), both of which are recorded at amortized cost. The amortized cost (carrying value) of these investments approximated fair value. At December 31, 2022, all of these investments mature within 10 years. The Company’s wholly owned captive insurance company has letters of credit in relation to its reinsurance activities. The letters of credit are secured by $6,014 of the current investments.

Colliers Securities Investments

Investments in equity and debt securities in the amount of $16,961 (2021 – $8,538) consist of investments recorded at fair value in relation to Colliers Securities. (See note 25.) All securities owned are pledged to a clearing firm on terms that permit it to sell or re-pledge the securities to others, subject to certain limitations.

Other Investments in equity securities

Investments in equity securities non-current in the amount of $7,768 (2021 - $9,327) are recorded at fair value following the net asset value practical expedient or recorded at cost less impairment adjusted for observable prices. During the year ended December 31, 2022, the Company recognized a net loss of $1,745 related to these investments which was included in Other income in the Company’s consolidated statements of earnings.